Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited)
Sales to third parties	$ 36,441,113	$ 60,547,274
Sales to related parties	2,774	0
Revenues	36,443,887	60,547,274
Cost of revenues	(34,294,628)	(58,377,822)
Gross profit	2,149,259	2,169,452
Operating expenses
Allowance for doubtful accounts	(144,249)	(193,932)
Selling and distribution expenses	(52,817)	(52,146)
General and administrative expenses	(1,038,628)	(1,271,111)
Total operating expenses	(1,235,694)	(1,517,189)
Income from operations	913,565	652,263
Other (expenses) income
Change in fair value of derivative liability	0	2,129,709
Interest income	1,988	751,791
Interest expense	(1,322,926)	(302,707)
Amortization of debt issuance costs	0	(1,476,435)
Loss from extinguishment	0	(1,255,942)
Government grant	0	1,456,032
Other income (expenses), net	70,665	(14,086)
Gain on disposal of subsidiaries	966,251	14,343
Total other (expenses) income, net	(284,022)	1,302,705
Income before income taxes	629,543	1,954,968
Income tax expenses	949	(375,109)
Net income	630,492	1,579,859
Comprehensive income
Net income	630,492	1,579,859
Foreign currency translation	794,545	5,689,147
Comprehensive income attributable to Farmmi, Inc.	$ 1,425,037	$ 7,269,006
Weighted average number of ordinary shares
Basic	6,330,830	2,988,373
Diluted	12,552,275	4,753,724
Earnings per ordinary share
Basic	$ 0.10	$ 0.53
Diluted	$ 0.05	$ 0.33